Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Institutional Fund, Inc.
Entity Central Index Key	0000836487
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000085093
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	A
Trading Symbol	MAPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.18%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%
AssetsNet	$ 161,969,489
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,969,489
# of Portfolio Holdings	30
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.3%
Investment Companies	2.5%
Real Estate	3.5%
Industrials	6.3%
Health Care	8.6%
Financials	8.7%
Communication Services	12.5%
Consumer Discretionary	27.9%
Information Technology	28.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155898
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	C
Trading Symbol	MSPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.92%
AssetsNet	$ 161,969,489
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,969,489
# of Portfolio Holdings	30
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.3%
Investment Companies	2.5%
Real Estate	3.5%
Industrials	6.3%
Health Care	8.6%
Financials	8.7%
Communication Services	12.5%
Consumer Discretionary	27.9%
Information Technology	28.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085091
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	I
Trading Symbol	MPAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 161,969,489
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,969,489
# of Portfolio Holdings	30
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.3%
Investment Companies	2.5%
Real Estate	3.5%
Industrials	6.3%
Health Care	8.6%
Financials	8.7%
Communication Services	12.5%
Consumer Discretionary	27.9%
Information Technology	28.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085092
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	L
Trading Symbol	MAPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
AssetsNet	$ 161,969,489
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,969,489
# of Portfolio Holdings	30
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.3%
Investment Companies	2.5%
Real Estate	3.5%
Industrials	6.3%
Health Care	8.6%
Financials	8.7%
Communication Services	12.5%
Consumer Discretionary	27.9%
Information Technology	28.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126919
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	R6
Trading Symbol	MADSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 161,969,489
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$161,969,489
# of Portfolio Holdings	30
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.3%
Investment Companies	2.5%
Real Estate	3.5%
Industrials	6.3%
Health Care	8.6%
Financials	8.7%
Communication Services	12.5%
Consumer Discretionary	27.9%
Information Technology	28.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236926
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio
Class Name	A
Trading Symbol	MSCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 1,194,575
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,194,575
# of Portfolio Holdings	35
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Communication Services	4.7%
Consumer Staples	11.2%
Industrials	11.7%
Financials	21.1%
Health Care	24.6%
Information Technology	26.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236923
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio
Class Name	C
Trading Symbol	MSBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.80%
AssetsNet	$ 1,194,575
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,194,575
# of Portfolio Holdings	35
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Communication Services	4.7%
Consumer Staples	11.2%
Industrials	11.7%
Financials	21.1%
Health Care	24.6%
Information Technology	26.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236924
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio
Class Name	I
Trading Symbol	MSBVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,194,575
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,194,575
# of Portfolio Holdings	35
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Communication Services	4.7%
Consumer Staples	11.2%
Industrials	11.7%
Financials	21.1%
Health Care	24.6%
Information Technology	26.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236925
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio
Class Name	R6
Trading Symbol	MSBQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,194,575
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,194,575
# of Portfolio Holdings	35
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Communication Services	4.7%
Consumer Staples	11.2%
Industrials	11.7%
Financials	21.1%
Health Care	24.6%
Information Technology	26.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163121
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	A
Trading Symbol	MSAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.43%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.43%
AssetsNet	$ 130,899,988
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$130,899,988
# of Portfolio Holdings	32
Portfolio Turnover Rate	9%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
United States	1.4%
Hong Kong	2.0%
Singapore	3.9%
Taiwan	5.9%
Korea, Republic Of	11.5%
India	28.3%
China	47.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163122
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	C
Trading Symbol	MSAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.17%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.17%
AssetsNet	$ 130,899,988
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$130,899,988
# of Portfolio Holdings	32
Portfolio Turnover Rate	9%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
United States	1.4%
Hong Kong	2.0%
Singapore	3.9%
Taiwan	5.9%
Korea, Republic Of	11.5%
India	28.3%
China	47.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163120
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	I
Trading Symbol	MSAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 130,899,988
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$130,899,988
# of Portfolio Holdings	32
Portfolio Turnover Rate	9%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
United States	1.4%
Hong Kong	2.0%
Singapore	3.9%
Taiwan	5.9%
Korea, Republic Of	11.5%
India	28.3%
China	47.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163123
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	R6
Trading Symbol	MSAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 130,899,988
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$130,899,988
# of Portfolio Holdings	32
Portfolio Turnover Rate	9%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
United States	1.4%
Hong Kong	2.0%
Singapore	3.9%
Taiwan	5.9%
Korea, Republic Of	11.5%
India	28.3%
China	47.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000195878
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio
Class Name	A
Trading Symbol	GLCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.39%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.39%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 10,042,729
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,042,729
# of Portfolio Holdings	216
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	0.1%
Real Estate	0.1%
Materials	0.3%
Energy	0.5%
Consumer Staples	0.5%
Investment Companies	2.1%
Short-Term Investments	3.3%
Communication Services	4.8%
Financials	4.8%
Industrials	6.7%
Health Care	15.3%
Information Technology	29.7%
Consumer Discretionary	31.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2024

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) approved a Plan of Liquidation with respect to the Fund, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of the Fund were liquidated, known or reasonable ascertainable liabilities of the Fund were satisfied, the remaining proceeds were distributed to the Fund’s shareholders and all the issued and outstanding shares of the Fund were redeemed (the “Liquidation”). The Liquidation occurred on July 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since June 30, 2024
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000195879
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio
Class Name	C
Trading Symbol	GLCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.14%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.14%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 10,042,729
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,042,729
# of Portfolio Holdings	216
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	0.1%
Real Estate	0.1%
Materials	0.3%
Energy	0.5%
Consumer Staples	0.5%
Investment Companies	2.1%
Short-Term Investments	3.3%
Communication Services	4.8%
Financials	4.8%
Industrials	6.7%
Health Care	15.3%
Information Technology	29.7%
Consumer Discretionary	31.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2024

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) approved a Plan of Liquidation with respect to the Fund, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of the Fund were liquidated, known or reasonable ascertainable liabilities of the Fund were satisfied, the remaining proceeds were distributed to the Fund’s shareholders and all the issued and outstanding shares of the Fund were redeemed (the “Liquidation”). The Liquidation occurred on July 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since June 30, 2024
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000195880
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio
Class Name	I
Trading Symbol	GLCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 10,042,729
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,042,729
# of Portfolio Holdings	216
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	0.1%
Real Estate	0.1%
Materials	0.3%
Energy	0.5%
Consumer Staples	0.5%
Investment Companies	2.1%
Short-Term Investments	3.3%
Communication Services	4.8%
Financials	4.8%
Industrials	6.7%
Health Care	15.3%
Information Technology	29.7%
Consumer Discretionary	31.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2024

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) approved a Plan of Liquidation with respect to the Fund, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of the Fund were liquidated, known or reasonable ascertainable liabilities of the Fund were satisfied, the remaining proceeds were distributed to the Fund’s shareholders and all the issued and outstanding shares of the Fund were redeemed (the “Liquidation”). The Liquidation occurred on July 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since June 30, 2024
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000195881
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio
Class Name	R6
Trading Symbol	GLCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 10,042,729
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,042,729
# of Portfolio Holdings	216
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	0.1%
Real Estate	0.1%
Materials	0.3%
Energy	0.5%
Consumer Staples	0.5%
Investment Companies	2.1%
Short-Term Investments	3.3%
Communication Services	4.8%
Financials	4.8%
Industrials	6.7%
Health Care	15.3%
Information Technology	29.7%
Consumer Discretionary	31.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2024

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) approved a Plan of Liquidation with respect to the Fund, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of the Fund were liquidated, known or reasonable ascertainable liabilities of the Fund were satisfied, the remaining proceeds were distributed to the Fund’s shareholders and all the issued and outstanding shares of the Fund were redeemed (the “Liquidation”). The Liquidation occurred on July 22, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since June 30, 2024
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216355
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	A
Trading Symbol	MDOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.47%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.47%
AssetsNet	$ 32,286,126
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$32,286,126
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Poland	1.4%
Argentina	1.8%
Singapore	3.7%
Brazil	4.8%
Taiwan	5.8%
United States	9.5%
Korea, Republic Of	10.9%
India	25.6%
China	36.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216357
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	C
Trading Symbol	MDOBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.25%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.25%
AssetsNet	$ 32,286,126
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$32,286,126
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Poland	1.4%
Argentina	1.8%
Singapore	3.7%
Brazil	4.8%
Taiwan	5.8%
United States	9.5%
Korea, Republic Of	10.9%
India	25.6%
China	36.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216354
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	I
Trading Symbol	MDOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 32,286,126
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$32,286,126
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Poland	1.4%
Argentina	1.8%
Singapore	3.7%
Brazil	4.8%
Taiwan	5.8%
United States	9.5%
Korea, Republic Of	10.9%
India	25.6%
China	36.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216356
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	R6
Trading Symbol	MDODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
AssetsNet	$ 32,286,126
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$32,286,126
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Poland	1.4%
Argentina	1.8%
Singapore	3.7%
Brazil	4.8%
Taiwan	5.8%
United States	9.5%
Korea, Republic Of	10.9%
India	25.6%
China	36.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio
Class Name	A
Trading Symbol	MSDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.35%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
AssetsNet	$ 7,457,096
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,457,096
# of Portfolio Holdings	78
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	3.5%
Sweden	1.2%
Saudi Arabia	1.5%
United Kingdom	1.7%
Thailand	1.8%
Poland	3.8%
Indonesia	3.9%
South Africa	4.5%
Mexico	5.5%
Brazil	6.0%
Korea, Republic Of	14.3%
Taiwan	21.9%
India	30.4%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236913
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio
Class Name	C
Trading Symbol	MSDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.10%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.10%
AssetsNet	$ 7,457,096
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,457,096
# of Portfolio Holdings	78
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	3.5%
Sweden	1.2%
Saudi Arabia	1.5%
United Kingdom	1.7%
Thailand	1.8%
Poland	3.8%
Indonesia	3.9%
South Africa	4.5%
Mexico	5.5%
Brazil	6.0%
Korea, Republic Of	14.3%
Taiwan	21.9%
India	30.4%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236914
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio
Class Name	I
Trading Symbol	MSDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.98%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%
AssetsNet	$ 7,457,096
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,457,096
# of Portfolio Holdings	78
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	3.5%
Sweden	1.2%
Saudi Arabia	1.5%
United Kingdom	1.7%
Thailand	1.8%
Poland	3.8%
Indonesia	3.9%
South Africa	4.5%
Mexico	5.5%
Brazil	6.0%
Korea, Republic Of	14.3%
Taiwan	21.9%
India	30.4%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236911
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio
Class Name	R6
Trading Symbol	MSDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 7,457,096
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,457,096
# of Portfolio Holdings	78
Portfolio Turnover Rate	14%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	3.5%
Sweden	1.2%
Saudi Arabia	1.5%
United Kingdom	1.7%
Thailand	1.8%
Poland	3.8%
Indonesia	3.9%
South Africa	4.5%
Mexico	5.5%
Brazil	6.0%
Korea, Republic Of	14.3%
Taiwan	21.9%
India	30.4%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000149048
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	A
Trading Symbol	MELAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.39%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%
AssetsNet	$ 243,956,048
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$243,956,048
# of Portfolio Holdings	39
Portfolio Turnover Rate	27%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.3%
China	1.9%
Mexico	3.6%
Argentina	3.6%
Korea, Republic Of	4.4%
United States	7.9%
Brazil	13.8%
Taiwan	14.8%
India	49.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	C
Trading Symbol	MEMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.15%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.15%
AssetsNet	$ 243,956,048
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$243,956,048
# of Portfolio Holdings	39
Portfolio Turnover Rate	27%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.3%
China	1.9%
Mexico	3.6%
Argentina	3.6%
Korea, Republic Of	4.4%
United States	7.9%
Brazil	13.8%
Taiwan	14.8%
India	49.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000149047
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	I
Trading Symbol	MELIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 243,956,048
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$243,956,048
# of Portfolio Holdings	39
Portfolio Turnover Rate	27%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.3%
China	1.9%
Mexico	3.6%
Argentina	3.6%
Korea, Republic Of	4.4%
United States	7.9%
Brazil	13.8%
Taiwan	14.8%
India	49.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000226932
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	IR
Trading Symbol	MSIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 243,956,048
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$243,956,048
# of Portfolio Holdings	39
Portfolio Turnover Rate	27%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.3%
China	1.9%
Mexico	3.6%
Argentina	3.6%
Korea, Republic Of	4.4%
United States	7.9%
Brazil	13.8%
Taiwan	14.8%
India	49.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000149050
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	R6
Trading Symbol	MELSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 243,956,048
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$243,956,048
# of Portfolio Holdings	39
Portfolio Turnover Rate	27%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.3%
China	1.9%
Mexico	3.6%
Argentina	3.6%
Korea, Republic Of	4.4%
United States	7.9%
Brazil	13.8%
Taiwan	14.8%
India	49.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007747
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	A
Trading Symbol	MMKBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.35%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
AssetsNet	$ 531,354,483
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$531,354,483
# of Portfolio Holdings	99
Portfolio Turnover Rate	20%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
United Kingdom	1.2%
Thailand	1.5%
Saudi Arabia	1.6%
United States	1.7%
Poland	2.5%
Indonesia	2.9%
South Africa	3.3%
Mexico	4.6%
Brazil	5.9%
Korea, Republic Of	11.5%
Taiwan	18.5%
China	19.1%
India	25.0%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155890
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	C
Trading Symbol	MSEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	2.10%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.10%
AssetsNet	$ 531,354,483
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$531,354,483
# of Portfolio Holdings	99
Portfolio Turnover Rate	20%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
United Kingdom	1.2%
Thailand	1.5%
Saudi Arabia	1.6%
United States	1.7%
Poland	2.5%
Indonesia	2.9%
South Africa	3.3%
Mexico	4.6%
Brazil	5.9%
Korea, Republic Of	11.5%
Taiwan	18.5%
China	19.1%
India	25.0%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007746
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	I
Trading Symbol	MGEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
AssetsNet	$ 531,354,483
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$531,354,483
# of Portfolio Holdings	99
Portfolio Turnover Rate	20%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
United Kingdom	1.2%
Thailand	1.5%
Saudi Arabia	1.6%
United States	1.7%
Poland	2.5%
Indonesia	2.9%
South Africa	3.3%
Mexico	4.6%
Brazil	5.9%
Korea, Republic Of	11.5%
Taiwan	18.5%
China	19.1%
India	25.0%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198815
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	IR
Trading Symbol	MRGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 531,354,483
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$531,354,483
# of Portfolio Holdings	99
Portfolio Turnover Rate	20%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
United Kingdom	1.2%
Thailand	1.5%
Saudi Arabia	1.6%
United States	1.7%
Poland	2.5%
Indonesia	2.9%
South Africa	3.3%
Mexico	4.6%
Brazil	5.9%
Korea, Republic Of	11.5%
Taiwan	18.5%
China	19.1%
India	25.0%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113803
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	L
Trading Symbol	MSELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$97	1.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.85%
AssetsNet	$ 531,354,483
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$531,354,483
# of Portfolio Holdings	99
Portfolio Turnover Rate	20%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
United Kingdom	1.2%
Thailand	1.5%
Saudi Arabia	1.6%
United States	1.7%
Poland	2.5%
Indonesia	2.9%
South Africa	3.3%
Mexico	4.6%
Brazil	5.9%
Korea, Republic Of	11.5%
Taiwan	18.5%
China	19.1%
India	25.0%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	R6
Trading Symbol	MMMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 531,354,483
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$531,354,483
# of Portfolio Holdings	99
Portfolio Turnover Rate	20%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
United Kingdom	1.2%
Thailand	1.5%
Saudi Arabia	1.6%
United States	1.7%
Poland	2.5%
Indonesia	2.9%
South Africa	3.3%
Mexico	4.6%
Brazil	5.9%
Korea, Republic Of	11.5%
Taiwan	18.5%
China	19.1%
India	25.0%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169209
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio
Class Name	A
Trading Symbol	MLNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.28%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.28%
AssetsNet	$ 194,402,885
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,402,885
# of Portfolio Holdings	21
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Utilities	1.9%
Materials	5.9%
Consumer Staples	6.0%
Consumer Discretionary	6.9%
Communication Services	7.1%
Health Care	7.8%
Industrials	13.7%
Financials	20.9%
Information Technology	28.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169210
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio
Class Name	C
Trading Symbol	MLNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.06%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.06%
AssetsNet	$ 194,402,885
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,402,885
# of Portfolio Holdings	21
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Utilities	1.9%
Materials	5.9%
Consumer Staples	6.0%
Consumer Discretionary	6.9%
Communication Services	7.1%
Health Care	7.8%
Industrials	13.7%
Financials	20.9%
Information Technology	28.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169208
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio
Class Name	I
Trading Symbol	MLNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.00%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.00%
AssetsNet	$ 194,402,885
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,402,885
# of Portfolio Holdings	21
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Utilities	1.9%
Materials	5.9%
Consumer Staples	6.0%
Consumer Discretionary	6.9%
Communication Services	7.1%
Health Care	7.8%
Industrials	13.7%
Financials	20.9%
Information Technology	28.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169211
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio
Class Name	R6
Trading Symbol	MLNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.95%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%
AssetsNet	$ 194,402,885
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,402,885
# of Portfolio Holdings	21
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Utilities	1.9%
Materials	5.9%
Consumer Staples	6.0%
Consumer Discretionary	6.9%
Communication Services	7.1%
Health Care	7.8%
Industrials	13.7%
Financials	20.9%
Information Technology	28.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169213
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	A
Trading Symbol	MLMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.30%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.30%
AssetsNet	$ 32,697,052
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$32,697,052
# of Portfolio Holdings	47
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Consumer Staples	0.6%
Utilities	1.2%
Energy	3.1%
Health Care	4.7%
Materials	7.9%
Communication Services	9.4%
Industrials	10.6%
Consumer Discretionary	16.1%
Financials	20.5%
Information Technology	25.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169214
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	C
Trading Symbol	MLMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.10%
AssetsNet	$ 32,697,052
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$32,697,052
# of Portfolio Holdings	47
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Consumer Staples	0.6%
Utilities	1.2%
Energy	3.1%
Health Care	4.7%
Materials	7.9%
Communication Services	9.4%
Industrials	10.6%
Consumer Discretionary	16.1%
Financials	20.5%
Information Technology	25.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169212
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	I
Trading Symbol	MLMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.00%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
AssetsNet	$ 32,697,052
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$32,697,052
# of Portfolio Holdings	47
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Consumer Staples	0.6%
Utilities	1.2%
Energy	3.1%
Health Care	4.7%
Materials	7.9%
Communication Services	9.4%
Industrials	10.6%
Consumer Discretionary	16.1%
Financials	20.5%
Information Technology	25.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169215
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	R6
Trading Symbol	MLMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 32,697,052
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$32,697,052
# of Portfolio Holdings	47
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Consumer Staples	0.6%
Utilities	1.2%
Energy	3.1%
Health Care	4.7%
Materials	7.9%
Communication Services	9.4%
Industrials	10.6%
Consumer Discretionary	16.1%
Financials	20.5%
Information Technology	25.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204518
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio
Class Name	A
Trading Symbol	MSJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.34%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.34%
AssetsNet	$ 38,581,393
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$38,581,393
# of Portfolio Holdings	30
Portfolio Turnover Rate	86%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Communication Services	1.2%
Financials	7.7%
Industrials	8.4%
Health Care	18.7%
Information Technology	21.2%
Consumer Discretionary	42.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204519
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio
Class Name	C
Trading Symbol	MSJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	2.09%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.09%
AssetsNet	$ 38,581,393
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$38,581,393
# of Portfolio Holdings	30
Portfolio Turnover Rate	86%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Communication Services	1.2%
Financials	7.7%
Industrials	8.4%
Health Care	18.7%
Information Technology	21.2%
Consumer Discretionary	42.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204520
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio
Class Name	I
Trading Symbol	MSJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
AssetsNet	$ 38,581,393
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$38,581,393
# of Portfolio Holdings	30
Portfolio Turnover Rate	86%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Communication Services	1.2%
Financials	7.7%
Industrials	8.4%
Health Care	18.7%
Information Technology	21.2%
Consumer Discretionary	42.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204517
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio
Class Name	R6
Trading Symbol	MSJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.94%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%
AssetsNet	$ 38,581,393
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$38,581,393
# of Portfolio Holdings	30
Portfolio Turnover Rate	86%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Communication Services	1.2%
Financials	7.7%
Industrials	8.4%
Health Care	18.7%
Information Technology	21.2%
Consumer Discretionary	42.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000228807
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio
Class Name	A
Trading Symbol	MSBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
AssetsNet	$ 4,295,125
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,295,125
# of Portfolio Holdings	52
Portfolio Turnover Rate	53%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Consumer Discretionary	1.0%
Health Care	3.1%
Real Estate	39.9%
Financials	55.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000228808
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio
Class Name	C
Trading Symbol	MSBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.95%
AssetsNet	$ 4,295,125
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,295,125
# of Portfolio Holdings	52
Portfolio Turnover Rate	53%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Consumer Discretionary	1.0%
Health Care	3.1%
Real Estate	39.9%
Financials	55.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000228809
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio
Class Name	I
Trading Symbol	MSBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 4,295,125
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,295,125
# of Portfolio Holdings	52
Portfolio Turnover Rate	53%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Consumer Discretionary	1.0%
Health Care	3.1%
Real Estate	39.9%
Financials	55.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000228806
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio
Class Name	R6
Trading Symbol	MSBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 4,295,125
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,295,125
# of Portfolio Holdings	52
Portfolio Turnover Rate	53%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Consumer Discretionary	1.0%
Health Care	3.1%
Real Estate	39.9%
Financials	55.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007755
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	A
Trading Symbol	MSFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
AssetsNet	$ 2,777,866,211
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,777,866,211
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.9%
Consumer Discretionary	1.4%
Short-Term Investments	1.5%
Industrials	12.5%
Financials	13.9%
Health Care	18.2%
Consumer Staples	19.0%
Information Technology	32.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155893
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	C
Trading Symbol	MSGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.90%
AssetsNet	$ 2,777,866,211
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,777,866,211
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.9%
Consumer Discretionary	1.4%
Short-Term Investments	1.5%
Industrials	12.5%
Financials	13.9%
Health Care	18.2%
Consumer Staples	19.0%
Information Technology	32.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007754
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	I
Trading Symbol	MSFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
AssetsNet	$ 2,777,866,211
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,777,866,211
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.9%
Consumer Discretionary	1.4%
Short-Term Investments	1.5%
Industrials	12.5%
Financials	13.9%
Health Care	18.2%
Consumer Staples	19.0%
Information Technology	32.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113809
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	L
Trading Symbol	MSFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$84	1.66%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.66%
AssetsNet	$ 2,777,866,211
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,777,866,211
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.9%
Consumer Discretionary	1.4%
Short-Term Investments	1.5%
Industrials	12.5%
Financials	13.9%
Health Care	18.2%
Consumer Staples	19.0%
Information Technology	32.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000156276
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	R6
Trading Symbol	MGISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 2,777,866,211
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,777,866,211
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.9%
Consumer Discretionary	1.4%
Short-Term Investments	1.5%
Industrials	12.5%
Financials	13.9%
Health Care	18.2%
Consumer Staples	19.0%
Information Technology	32.6%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000091818
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio
Class Name	A
Trading Symbol	MTIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.21%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
AssetsNet	$ 238,492,324
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$238,492,324
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	3.2%
Short-Term Investments	4.0%
Financials	9.3%
Industrials	17.7%
Energy	25.7%
Utilities	40.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155901
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio
Class Name	C
Trading Symbol	MSGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	2.07%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.07%
AssetsNet	$ 238,492,324
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$238,492,324
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	3.2%
Short-Term Investments	4.0%
Financials	9.3%
Industrials	17.7%
Energy	25.7%
Utilities	40.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000091816
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio
Class Name	I
Trading Symbol	MTIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.97%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
AssetsNet	$ 238,492,324
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$238,492,324
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	3.2%
Short-Term Investments	4.0%
Financials	9.3%
Industrials	17.7%
Energy	25.7%
Utilities	40.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198823
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio
Class Name	IR
Trading Symbol	MRGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
AssetsNet	$ 238,492,324
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$238,492,324
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	3.2%
Short-Term Investments	4.0%
Financials	9.3%
Industrials	17.7%
Energy	25.7%
Utilities	40.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000091817
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio
Class Name	L
Trading Symbol	MTILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$88	1.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.78%
AssetsNet	$ 238,492,324
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$238,492,324
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	3.2%
Short-Term Investments	4.0%
Financials	9.3%
Industrials	17.7%
Energy	25.7%
Utilities	40.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126922
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio
Class Name	R6
Trading Symbol	MSGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
AssetsNet	$ 238,492,324
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$238,492,324
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	3.2%
Short-Term Investments	4.0%
Financials	9.3%
Industrials	17.7%
Energy	25.7%
Utilities	40.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094893
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	A
Trading Symbol	MIGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.32%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%
AssetsNet	$ 60,673,388
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,673,388
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Financials	1.4%
Industrial	1.5%
Short-Term Investments	1.5%
Investment Companies	2.5%
Communication Services	5.8%
Health Care	9.6%
Information Technology	37.0%
Consumer Discretionary	40.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155902
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	C
Trading Symbol	MSPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.10%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.10%
AssetsNet	$ 60,673,388
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,673,388
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Financials	1.4%
Industrial	1.5%
Short-Term Investments	1.5%
Investment Companies	2.5%
Communication Services	5.8%
Health Care	9.6%
Information Technology	37.0%
Consumer Discretionary	40.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094891
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	I
Trading Symbol	MIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 60,673,388
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,673,388
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Financials	1.4%
Industrial	1.5%
Short-Term Investments	1.5%
Investment Companies	2.5%
Communication Services	5.8%
Health Care	9.6%
Information Technology	37.0%
Consumer Discretionary	40.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094892
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	L
Trading Symbol	MIGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$93	1.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.85%
AssetsNet	$ 60,673,388
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,673,388
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Financials	1.4%
Industrial	1.5%
Short-Term Investments	1.5%
Investment Companies	2.5%
Communication Services	5.8%
Health Care	9.6%
Information Technology	37.0%
Consumer Discretionary	40.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000228507
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	R6
Trading Symbol	MGZZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 60,673,388
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,673,388
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Financials	1.4%
Industrial	1.5%
Short-Term Investments	1.5%
Investment Companies	2.5%
Communication Services	5.8%
Health Care	9.6%
Information Technology	37.0%
Consumer Discretionary	40.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085100
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	A
Trading Symbol	MGGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.21%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%
AssetsNet	$ 2,967,708,392
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,967,708,392
# of Portfolio Holdings	34
Portfolio Turnover Rate	2%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Financials	9.0%
Industrials	12.6%
Communication Services	15.0%
Information Technology	28.5%
Consumer Discretionary	33.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155900
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	C
Trading Symbol	MSOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.94%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.94%
AssetsNet	$ 2,967,708,392
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,967,708,392
# of Portfolio Holdings	34
Portfolio Turnover Rate	2%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Financials	9.0%
Industrials	12.6%
Communication Services	15.0%
Information Technology	28.5%
Consumer Discretionary	33.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085098
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	I
Trading Symbol	MGGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.93%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
AssetsNet	$ 2,967,708,392
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,967,708,392
# of Portfolio Holdings	34
Portfolio Turnover Rate	2%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Financials	9.0%
Industrials	12.6%
Communication Services	15.0%
Information Technology	28.5%
Consumer Discretionary	33.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198822
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	IR
Trading Symbol	MGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 2,967,708,392
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,967,708,392
# of Portfolio Holdings	34
Portfolio Turnover Rate	2%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Financials	9.0%
Industrials	12.6%
Communication Services	15.0%
Information Technology	28.5%
Consumer Discretionary	33.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085099
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	L
Trading Symbol	MGGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$67	1.28%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.28%
AssetsNet	$ 2,967,708,392
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,967,708,392
# of Portfolio Holdings	34
Portfolio Turnover Rate	2%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Financials	9.0%
Industrials	12.6%
Communication Services	15.0%
Information Technology	28.5%
Consumer Discretionary	33.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126921
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	R6
Trading Symbol	MGTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 2,967,708,392
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,967,708,392
# of Portfolio Holdings	34
Portfolio Turnover Rate	2%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Financials	9.0%
Industrials	12.6%
Communication Services	15.0%
Information Technology	28.5%
Consumer Discretionary	33.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211166
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio
Class Name	A
Trading Symbol	MGKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.35%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
AssetsNet	$ 4,096,224
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,096,224
# of Portfolio Holdings	47
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Short-Term Investments	0.8%
Investment Companies	2.5%
Consumer Staples	2.9%
Materials	3.0%
Energy	4.6%
Real Estate	5.2%
Financials	10.0%
Health Care	15.1%
Information Technology	16.2%
Consumer Discretionary	19.5%
Industrials	20.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211167
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio
Class Name	C
Trading Symbol	MGKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.10%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.10%
AssetsNet	$ 4,096,224
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,096,224
# of Portfolio Holdings	47
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Short-Term Investments	0.8%
Investment Companies	2.5%
Consumer Staples	2.9%
Materials	3.0%
Energy	4.6%
Real Estate	5.2%
Financials	10.0%
Health Care	15.1%
Information Technology	16.2%
Consumer Discretionary	19.5%
Industrials	20.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211168
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio
Class Name	I
Trading Symbol	MGKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 4,096,224
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,096,224
# of Portfolio Holdings	47
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Short-Term Investments	0.8%
Investment Companies	2.5%
Consumer Staples	2.9%
Materials	3.0%
Energy	4.6%
Real Estate	5.2%
Financials	10.0%
Health Care	15.1%
Information Technology	16.2%
Consumer Discretionary	19.5%
Industrials	20.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211165
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio
Class Name	R6
Trading Symbol	MGKQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 4,096,224
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,096,224
# of Portfolio Holdings	47
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Short-Term Investments	0.8%
Investment Companies	2.5%
Consumer Staples	2.9%
Materials	3.0%
Energy	4.6%
Real Estate	5.2%
Financials	10.0%
Health Care	15.1%
Information Technology	16.2%
Consumer Discretionary	19.5%
Industrials	20.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000034678
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio
Class Name	A
Trading Symbol	MRLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
AssetsNet	$ 37,612,464
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$37,612,464
# of Portfolio Holdings	79
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Consumer Discretionary	0.9%
Health Care	2.0%
Real Estate	40.5%
Financials	55.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155896
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio
Class Name	C
Trading Symbol	MSRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.90%
AssetsNet	$ 37,612,464
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$37,612,464
# of Portfolio Holdings	79
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Consumer Discretionary	0.9%
Health Care	2.0%
Real Estate	40.5%
Financials	55.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000034677
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio
Class Name	I
Trading Symbol	MRLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 37,612,464
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$37,612,464
# of Portfolio Holdings	79
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Consumer Discretionary	0.9%
Health Care	2.0%
Real Estate	40.5%
Financials	55.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198819
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio
Class Name	IR
Trading Symbol	MRLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 37,612,464
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$37,612,464
# of Portfolio Holdings	79
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Consumer Discretionary	0.9%
Health Care	2.0%
Real Estate	40.5%
Financials	55.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000065130
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio
Class Name	L
Trading Symbol	MGRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$82	1.65%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%
AssetsNet	$ 37,612,464
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$37,612,464
# of Portfolio Holdings	79
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Consumer Discretionary	0.9%
Health Care	2.0%
Real Estate	40.5%
Financials	55.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126917
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio
Class Name	R6
Trading Symbol	MGREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 37,612,464
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$37,612,464
# of Portfolio Holdings	79
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Consumer Discretionary	0.9%
Health Care	2.0%
Real Estate	40.5%
Financials	55.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129961
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	A
Trading Symbol	MGQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
AssetsNet	$ 87,614,631
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	49.00%
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155911
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	C
Trading Symbol	MSGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.98%
AssetsNet	$ 87,614,631
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	49.00%
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129960
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	I
Trading Symbol	MGQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 87,614,631
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	49.00%
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129962
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	L
Trading Symbol	MGQLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
AssetsNet	$ 87,614,631
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	49.00%
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129963
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	R6
Trading Symbol	MGQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 87,614,631
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	49.00%
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007751
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	A
Trading Symbol	MSEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
AssetsNet	$ 3,555,420,179
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,555,420,179
# of Portfolio Holdings	39
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.0%
Investment Companies	2.5%
Industrials	3.8%
Health Care	8.3%
Financials	11.3%
Communication Services	12.7%
Consumer Discretionary	28.4%
Information Technology	31.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155892
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	C
Trading Symbol	MSGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.61%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.61%
AssetsNet	$ 3,555,420,179
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,555,420,179
# of Portfolio Holdings	39
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.0%
Investment Companies	2.5%
Industrials	3.8%
Health Care	8.3%
Financials	11.3%
Communication Services	12.7%
Consumer Discretionary	28.4%
Information Technology	31.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007750
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	I
Trading Symbol	MSEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 3,555,420,179
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,555,420,179
# of Portfolio Holdings	39
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.0%
Investment Companies	2.5%
Industrials	3.8%
Health Care	8.3%
Financials	11.3%
Communication Services	12.7%
Consumer Discretionary	28.4%
Information Technology	31.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198816
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	IR
Trading Symbol	MGHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
AssetsNet	$ 3,555,420,179
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,555,420,179
# of Portfolio Holdings	39
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.0%
Investment Companies	2.5%
Industrials	3.8%
Health Care	8.3%
Financials	11.3%
Communication Services	12.7%
Consumer Discretionary	28.4%
Information Technology	31.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113805
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	L
Trading Symbol	MSHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$67	1.35%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
AssetsNet	$ 3,555,420,179
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,555,420,179
# of Portfolio Holdings	39
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.0%
Investment Companies	2.5%
Industrials	3.8%
Health Care	8.3%
Financials	11.3%
Communication Services	12.7%
Consumer Discretionary	28.4%
Information Technology	31.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126914
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	R6
Trading Symbol	MGRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
AssetsNet	$ 3,555,420,179
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,555,420,179
# of Portfolio Holdings	39
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.0%
Investment Companies	2.5%
Industrials	3.8%
Health Care	8.3%
Financials	11.3%
Communication Services	12.7%
Consumer Discretionary	28.4%
Information Technology	31.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007745
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	A
Trading Symbol	MSSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.27%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.27%
AssetsNet	$ 325,741,401
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$325,741,401
# of Portfolio Holdings	52
Portfolio Turnover Rate	59%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	0.3%
Industrials	0.5%
Real Estate	0.9%
Investment Companies	2.6%
Short-Term Investments	2.9%
Consumer Staples	3.1%
Communication Services	4.9%
Financials	7.2%
Health Care	21.7%
Consumer Discretionary	24.2%
Information Technology	31.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155889
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	C
Trading Symbol	MSCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	2.09%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.09%
AssetsNet	$ 325,741,401
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$325,741,401
# of Portfolio Holdings	52
Portfolio Turnover Rate	59%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	0.3%
Industrials	0.5%
Real Estate	0.9%
Investment Companies	2.6%
Short-Term Investments	2.9%
Consumer Staples	3.1%
Communication Services	4.9%
Financials	7.2%
Health Care	21.7%
Consumer Discretionary	24.2%
Information Technology	31.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007744
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	I
Trading Symbol	MSSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.93%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.93%
AssetsNet	$ 325,741,401
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$325,741,401
# of Portfolio Holdings	52
Portfolio Turnover Rate	59%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	0.3%
Industrials	0.5%
Real Estate	0.9%
Investment Companies	2.6%
Short-Term Investments	2.9%
Consumer Staples	3.1%
Communication Services	4.9%
Financials	7.2%
Health Care	21.7%
Consumer Discretionary	24.2%
Information Technology	31.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000104303
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	L
Trading Symbol	MSSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$87	1.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.84%
AssetsNet	$ 325,741,401
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$325,741,401
# of Portfolio Holdings	52
Portfolio Turnover Rate	59%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	0.3%
Industrials	0.5%
Real Estate	0.9%
Investment Companies	2.6%
Short-Term Investments	2.9%
Consumer Staples	3.1%
Communication Services	4.9%
Financials	7.2%
Health Care	21.7%
Consumer Discretionary	24.2%
Information Technology	31.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129402
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	R6
Trading Symbol	MFLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.93%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.93%
AssetsNet	$ 325,741,401
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$325,741,401
# of Portfolio Holdings	52
Portfolio Turnover Rate	59%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	0.3%
Industrials	0.5%
Real Estate	0.9%
Investment Companies	2.6%
Short-Term Investments	2.9%
Consumer Staples	3.1%
Communication Services	4.9%
Financials	7.2%
Health Care	21.7%
Consumer Discretionary	24.2%
Information Technology	31.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094900
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	A
Trading Symbol	MFAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.29%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
AssetsNet	$ 2,983,124,503
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,983,124,503
# of Portfolio Holdings	34
Portfolio Turnover Rate	13%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Hong Kong	2.0%
Sweden	2.7%
United Kingdom	4.6%
Japan	5.1%
Taiwan	5.3%
Switzerland	6.7%
Italy	7.0%
India	8.1%
Netherlands	8.9%
Denmark	9.0%
United States	12.6%
Canada	13.3%
France	14.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155904
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	C
Trading Symbol	MSIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	2.01%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.01%
AssetsNet	$ 2,983,124,503
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,983,124,503
# of Portfolio Holdings	34
Portfolio Turnover Rate	13%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Hong Kong	2.0%
Sweden	2.7%
United Kingdom	4.6%
Japan	5.1%
Taiwan	5.3%
Switzerland	6.7%
Italy	7.0%
India	8.1%
Netherlands	8.9%
Denmark	9.0%
United States	12.6%
Canada	13.3%
France	14.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094898
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	I
Trading Symbol	MFAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
AssetsNet	$ 2,983,124,503
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,983,124,503
# of Portfolio Holdings	34
Portfolio Turnover Rate	13%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Hong Kong	2.0%
Sweden	2.7%
United Kingdom	4.6%
Japan	5.1%
Taiwan	5.3%
Switzerland	6.7%
Italy	7.0%
India	8.1%
Netherlands	8.9%
Denmark	9.0%
United States	12.6%
Canada	13.3%
France	14.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094899
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	L
Trading Symbol	MSALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$93	1.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.85%
AssetsNet	$ 2,983,124,503
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,983,124,503
# of Portfolio Holdings	34
Portfolio Turnover Rate	13%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Hong Kong	2.0%
Sweden	2.7%
United Kingdom	4.6%
Japan	5.1%
Taiwan	5.3%
Switzerland	6.7%
Italy	7.0%
India	8.1%
Netherlands	8.9%
Denmark	9.0%
United States	12.6%
Canada	13.3%
France	14.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198826
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	R6
Trading Symbol	IDVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 2,983,124,503
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,983,124,503
# of Portfolio Holdings	34
Portfolio Turnover Rate	13%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Hong Kong	2.0%
Sweden	2.7%
United Kingdom	4.6%
Japan	5.1%
Taiwan	5.3%
Switzerland	6.7%
Italy	7.0%
India	8.1%
Netherlands	8.9%
Denmark	9.0%
United States	12.6%
Canada	13.3%
France	14.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007759
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	A
Trading Symbol	MIQBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.27%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%
AssetsNet	$ 1,304,075,475
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,304,075,475
# of Portfolio Holdings	64
Portfolio Turnover Rate	22%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.9%
Belgium	1.2%
United States	1.2%
Australia	1.2%
Hong Kong	1.7%
Italy	1.8%
Taiwan	1.9%
Korea, Republic Of	1.9%
Singapore	1.9%
Finland	2.2%
Denmark	4.1%
Netherlands	4.0%
Switzerland	4.4%
Japan	5.3%
Sweden	5.6%
Canada	6.2%
France	12.0%
Germany	12.4%
United Kingdom	30.1%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155894
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	C
Trading Symbol	MSECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.05%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.05%
AssetsNet	$ 1,304,075,475
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,304,075,475
# of Portfolio Holdings	64
Portfolio Turnover Rate	22%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.9%
Belgium	1.2%
United States	1.2%
Australia	1.2%
Hong Kong	1.7%
Italy	1.8%
Taiwan	1.9%
Korea, Republic Of	1.9%
Singapore	1.9%
Finland	2.2%
Denmark	4.1%
Netherlands	4.0%
Switzerland	4.4%
Japan	5.3%
Sweden	5.6%
Canada	6.2%
France	12.0%
Germany	12.4%
United Kingdom	30.1%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007758
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	I
Trading Symbol	MSIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,304,075,475
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,304,075,475
# of Portfolio Holdings	64
Portfolio Turnover Rate	22%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.9%
Belgium	1.2%
United States	1.2%
Australia	1.2%
Hong Kong	1.7%
Italy	1.8%
Taiwan	1.9%
Korea, Republic Of	1.9%
Singapore	1.9%
Finland	2.2%
Denmark	4.1%
Netherlands	4.0%
Switzerland	4.4%
Japan	5.3%
Sweden	5.6%
Canada	6.2%
France	12.0%
Germany	12.4%
United Kingdom	30.1%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113811
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	L
Trading Symbol	MSQLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$91	1.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.80%
AssetsNet	$ 1,304,075,475
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,304,075,475
# of Portfolio Holdings	64
Portfolio Turnover Rate	22%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.9%
Belgium	1.2%
United States	1.2%
Australia	1.2%
Hong Kong	1.7%
Italy	1.8%
Taiwan	1.9%
Korea, Republic Of	1.9%
Singapore	1.9%
Finland	2.2%
Denmark	4.1%
Netherlands	4.0%
Switzerland	4.4%
Japan	5.3%
Sweden	5.6%
Canada	6.2%
France	12.0%
Germany	12.4%
United Kingdom	30.1%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126915
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	R6
Trading Symbol	MIQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 1,304,075,475
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,304,075,475
# of Portfolio Holdings	64
Portfolio Turnover Rate	22%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.9%
Belgium	1.2%
United States	1.2%
Australia	1.2%
Hong Kong	1.7%
Italy	1.8%
Taiwan	1.9%
Korea, Republic Of	1.9%
Singapore	1.9%
Finland	2.2%
Denmark	4.1%
Netherlands	4.0%
Switzerland	4.4%
Japan	5.3%
Sweden	5.6%
Canada	6.2%
France	12.0%
Germany	12.4%
United Kingdom	30.1%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085089
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	A
Trading Symbol	MIOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.33%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%
AssetsNet	$ 935,940,832
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$935,940,832
# of Portfolio Holdings	37
Portfolio Turnover Rate	7%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Argentina	1.1%
United Kingdom	2.3%
Singapore	2.4%
Sweden	2.7%
Taiwan	3.5%
Switzerland	4.0%
Italy	4.3%
Brazil	4.3%
France	4.6%
Japan	4.8%
Denmark	5.3%
Canada	5.8%
Netherlands	5.9%
Korea, Republic Of	8.6%
India	12.7%
China	12.8%
United States	14.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155897
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	C
Trading Symbol	MSOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.07%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.07%
AssetsNet	$ 935,940,832
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$935,940,832
# of Portfolio Holdings	37
Portfolio Turnover Rate	7%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Argentina	1.1%
United Kingdom	2.3%
Singapore	2.4%
Sweden	2.7%
Taiwan	3.5%
Switzerland	4.0%
Italy	4.3%
Brazil	4.3%
France	4.6%
Japan	4.8%
Denmark	5.3%
Canada	5.8%
Netherlands	5.9%
Korea, Republic Of	8.6%
India	12.7%
China	12.8%
United States	14.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085087
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	I
Trading Symbol	MIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 935,940,832
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$935,940,832
# of Portfolio Holdings	37
Portfolio Turnover Rate	7%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Argentina	1.1%
United Kingdom	2.3%
Singapore	2.4%
Sweden	2.7%
Taiwan	3.5%
Switzerland	4.0%
Italy	4.3%
Brazil	4.3%
France	4.6%
Japan	4.8%
Denmark	5.3%
Canada	5.8%
Netherlands	5.9%
Korea, Republic Of	8.6%
India	12.7%
China	12.8%
United States	14.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198820
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	IR
Trading Symbol	MRNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
AssetsNet	$ 935,940,832
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$935,940,832
# of Portfolio Holdings	37
Portfolio Turnover Rate	7%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Argentina	1.1%
United Kingdom	2.3%
Singapore	2.4%
Sweden	2.7%
Taiwan	3.5%
Switzerland	4.0%
Italy	4.3%
Brazil	4.3%
France	4.6%
Japan	4.8%
Denmark	5.3%
Canada	5.8%
Netherlands	5.9%
Korea, Republic Of	8.6%
India	12.7%
China	12.8%
United States	14.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085088
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	L
Trading Symbol	MIOLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$96	1.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.85%
AssetsNet	$ 935,940,832
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$935,940,832
# of Portfolio Holdings	37
Portfolio Turnover Rate	7%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Argentina	1.1%
United Kingdom	2.3%
Singapore	2.4%
Sweden	2.7%
Taiwan	3.5%
Switzerland	4.0%
Italy	4.3%
Brazil	4.3%
France	4.6%
Japan	4.8%
Denmark	5.3%
Canada	5.8%
Netherlands	5.9%
Korea, Republic Of	8.6%
India	12.7%
China	12.8%
United States	14.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126918
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	R6
Trading Symbol	MNOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
AssetsNet	$ 935,940,832
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$935,940,832
# of Portfolio Holdings	37
Portfolio Turnover Rate	7%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Argentina	1.1%
United Kingdom	2.3%
Singapore	2.4%
Sweden	2.7%
Taiwan	3.5%
Switzerland	4.0%
Italy	4.3%
Brazil	4.3%
France	4.6%
Japan	4.8%
Denmark	5.3%
Canada	5.8%
Netherlands	5.9%
Korea, Republic Of	8.6%
India	12.7%
China	12.8%
United States	14.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236930
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	A
Trading Symbol	MSDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
AssetsNet	$ 1,829,245
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,829,245
# of Portfolio Holdings	40
Portfolio Turnover Rate	18%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Australia	1.9%
Hong Kong	2.3%
Denmark	2.6%
Finland	2.7%
Italy	2.9%
Taiwan	3.0%
Switzerland	3.7%
Canada	3.8%
Japan	4.5%
Netherlands	5.0%
Sweden	7.2%
United States	9.7%
France	13.0%
Germany	16.5%
United Kingdom	21.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236928
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	C
Trading Symbol	MSDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.95%
AssetsNet	$ 1,829,245
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,829,245
# of Portfolio Holdings	40
Portfolio Turnover Rate	18%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Australia	1.9%
Hong Kong	2.3%
Denmark	2.6%
Finland	2.7%
Italy	2.9%
Taiwan	3.0%
Switzerland	3.7%
Canada	3.8%
Japan	4.5%
Netherlands	5.0%
Sweden	7.2%
United States	9.7%
France	13.0%
Germany	16.5%
United Kingdom	21.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236927
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	I
Trading Symbol	MSDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,829,245
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,829,245
# of Portfolio Holdings	40
Portfolio Turnover Rate	18%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Australia	1.9%
Hong Kong	2.3%
Denmark	2.6%
Finland	2.7%
Italy	2.9%
Taiwan	3.0%
Switzerland	3.7%
Canada	3.8%
Japan	4.5%
Netherlands	5.0%
Sweden	7.2%
United States	9.7%
France	13.0%
Germany	16.5%
United Kingdom	21.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236929
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	R6
Trading Symbol	MSCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 1,829,245
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,829,245
# of Portfolio Holdings	40
Portfolio Turnover Rate	18%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Australia	1.9%
Hong Kong	2.3%
Denmark	2.6%
Finland	2.7%
Italy	2.9%
Taiwan	3.0%
Switzerland	3.7%
Canada	3.8%
Japan	4.5%
Netherlands	5.0%
Sweden	7.2%
United States	9.7%
France	13.0%
Germany	16.5%
United Kingdom	21.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000200800
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio
Class Name	A
Trading Symbol	MRJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.11%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
AssetsNet	$ 21,068,020
Holdings Count | Holding	217
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$21,068,020
# of Portfolio Holdings	217
Portfolio Turnover Rate	151%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	6.8%
Metals & Mining	6.5%
Oil, Gas & Consumable Fuels	6.9%
Short-Term Investments	12.6%
Sovereign	67.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000200801
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio
Class Name	C
Trading Symbol	MRJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.84%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.84%
AssetsNet	$ 21,068,020
Holdings Count | Holding	217
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$21,068,020
# of Portfolio Holdings	217
Portfolio Turnover Rate	151%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	6.8%
Metals & Mining	6.5%
Oil, Gas & Consumable Fuels	6.9%
Short-Term Investments	12.6%
Sovereign	67.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000200799
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio
Class Name	I
Trading Symbol	MRJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 21,068,020
Holdings Count | Holding	217
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$21,068,020
# of Portfolio Holdings	217
Portfolio Turnover Rate	151%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	6.8%
Metals & Mining	6.5%
Oil, Gas & Consumable Fuels	6.9%
Short-Term Investments	12.6%
Sovereign	67.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000200802
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio
Class Name	R6
Trading Symbol	MRJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 21,068,020
Holdings Count | Holding	217
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$21,068,020
# of Portfolio Holdings	217
Portfolio Turnover Rate	151%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	6.8%
Metals & Mining	6.5%
Oil, Gas & Consumable Fuels	6.9%
Short-Term Investments	12.6%
Sovereign	67.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000115786
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio
Class Name	A
Trading Symbol	MFMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.60%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%
AssetsNet	$ 27,264,238
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$27,264,238
# of Portfolio Holdings	41
Portfolio Turnover Rate	25%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.8%
South Africa	1.1%
United Kingdom	1.2%
United Arab Emirates	1.6%
Argentina	2.2%
Kenya	2.9%
Slovenia	3.1%
Bangladesh	3.3%
Turkey	3.4%
Egypt	3.7%
Pakistan	5.2%
Philippines	7.3%
Poland	7.3%
United States	9.3%
Kazakhstan	11.5%
Indonesia	13.6%
Vietnam	22.5%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155910
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio
Class Name	C
Trading Symbol	MSFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.35%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.35%
AssetsNet	$ 27,264,238
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$27,264,238
# of Portfolio Holdings	41
Portfolio Turnover Rate	25%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.8%
South Africa	1.1%
United Kingdom	1.2%
United Arab Emirates	1.6%
Argentina	2.2%
Kenya	2.9%
Slovenia	3.1%
Bangladesh	3.3%
Turkey	3.4%
Egypt	3.7%
Pakistan	5.2%
Philippines	7.3%
Poland	7.3%
United States	9.3%
Kazakhstan	11.5%
Indonesia	13.6%
Vietnam	22.5%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000115785
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio
Class Name	I
Trading Symbol	MFMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
AssetsNet	$ 27,264,238
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$27,264,238
# of Portfolio Holdings	41
Portfolio Turnover Rate	25%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.8%
South Africa	1.1%
United Kingdom	1.2%
United Arab Emirates	1.6%
Argentina	2.2%
Kenya	2.9%
Slovenia	3.1%
Bangladesh	3.3%
Turkey	3.4%
Egypt	3.7%
Pakistan	5.2%
Philippines	7.3%
Poland	7.3%
United States	9.3%
Kazakhstan	11.5%
Indonesia	13.6%
Vietnam	22.5%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000115788
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio
Class Name	L
Trading Symbol	MFMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$107	2.10%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.10%
AssetsNet	$ 27,264,238
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$27,264,238
# of Portfolio Holdings	41
Portfolio Turnover Rate	25%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.8%
South Africa	1.1%
United Kingdom	1.2%
United Arab Emirates	1.6%
Argentina	2.2%
Kenya	2.9%
Slovenia	3.1%
Bangladesh	3.3%
Turkey	3.4%
Egypt	3.7%
Pakistan	5.2%
Philippines	7.3%
Poland	7.3%
United States	9.3%
Kazakhstan	11.5%
Indonesia	13.6%
Vietnam	22.5%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000152578
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio
Class Name	R6
Trading Symbol	MSRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
AssetsNet	$ 27,264,238
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$27,264,238
# of Portfolio Holdings	41
Portfolio Turnover Rate	25%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.8%
South Africa	1.1%
United Kingdom	1.2%
United Arab Emirates	1.6%
Argentina	2.2%
Kenya	2.9%
Slovenia	3.1%
Bangladesh	3.3%
Turkey	3.4%
Egypt	3.7%
Pakistan	5.2%
Philippines	7.3%
Poland	7.3%
United States	9.3%
Kazakhstan	11.5%
Indonesia	13.6%
Vietnam	22.5%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007737
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	A
Trading Symbol	MSIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.19%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%
AssetsNet	$ 159,816,612
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$159,816,612
# of Portfolio Holdings	69
Portfolio Turnover Rate	8%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
Norway	1.1%
Israel	1.2%
Denmark	2.6%
Ireland	2.6%
Singapore	3.4%
South Africa	3.5%
Netherlands	4.3%
Canada	4.6%
Argentina	5.0%
China	5.0%
Taiwan	5.2%
India	5.9%
United States	5.8%
Germany	6.1%
Korea, Republic Of	7.0%
Japan	8.4%
France	9.9%
United Kingdom	17.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155887
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	C
Trading Symbol	MSAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.00%
AssetsNet	$ 159,816,612
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$159,816,612
# of Portfolio Holdings	69
Portfolio Turnover Rate	8%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
Norway	1.1%
Israel	1.2%
Denmark	2.6%
Ireland	2.6%
Singapore	3.4%
South Africa	3.5%
Netherlands	4.3%
Canada	4.6%
Argentina	5.0%
China	5.0%
Taiwan	5.2%
India	5.9%
United States	5.8%
Germany	6.1%
Korea, Republic Of	7.0%
Japan	8.4%
France	9.9%
United Kingdom	17.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007736
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	I
Trading Symbol	MSACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 159,816,612
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$159,816,612
# of Portfolio Holdings	69
Portfolio Turnover Rate	8%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
Norway	1.1%
Israel	1.2%
Denmark	2.6%
Ireland	2.6%
Singapore	3.4%
South Africa	3.5%
Netherlands	4.3%
Canada	4.6%
Argentina	5.0%
China	5.0%
Taiwan	5.2%
India	5.9%
United States	5.8%
Germany	6.1%
Korea, Republic Of	7.0%
Japan	8.4%
France	9.9%
United Kingdom	17.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000215549
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	IR
Trading Symbol	MAIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 159,816,612
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$159,816,612
# of Portfolio Holdings	69
Portfolio Turnover Rate	8%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
Norway	1.1%
Israel	1.2%
Denmark	2.6%
Ireland	2.6%
Singapore	3.4%
South Africa	3.5%
Netherlands	4.3%
Canada	4.6%
Argentina	5.0%
China	5.0%
Taiwan	5.2%
India	5.9%
United States	5.8%
Germany	6.1%
Korea, Republic Of	7.0%
Japan	8.4%
France	9.9%
United Kingdom	17.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113799
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	L
Trading Symbol	MSLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$90	1.74%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.74%
AssetsNet	$ 159,816,612
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$159,816,612
# of Portfolio Holdings	69
Portfolio Turnover Rate	8%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
Norway	1.1%
Israel	1.2%
Denmark	2.6%
Ireland	2.6%
Singapore	3.4%
South Africa	3.5%
Netherlands	4.3%
Canada	4.6%
Argentina	5.0%
China	5.0%
Taiwan	5.2%
India	5.9%
United States	5.8%
Germany	6.1%
Korea, Republic Of	7.0%
Japan	8.4%
France	9.9%
United Kingdom	17.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000215548
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	R6
Trading Symbol	MAIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 159,816,612
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$159,816,612
# of Portfolio Holdings	69
Portfolio Turnover Rate	8%

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
Norway	1.1%
Israel	1.2%
Denmark	2.6%
Ireland	2.6%
Singapore	3.4%
South Africa	3.5%
Netherlands	4.3%
Canada	4.6%
Argentina	5.0%
China	5.0%
Taiwan	5.2%
India	5.9%
United States	5.8%
Germany	6.1%
Korea, Republic Of	7.0%
Japan	8.4%
France	9.9%
United Kingdom	17.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218315
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Permanence Portfolio
Class Name	A
Trading Symbol	MSHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Permanence Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
AssetsNet	$ 4,355,245
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,355,245
# of Portfolio Holdings	67
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.6%
Short-Term Investments	1.6%
Investment Companies	2.4%
Materials	3.1%
Energy	4.5%
Consumer Staples	4.6%
Real Estate	5.1%
Financials	9.2%
Health Care	14.3%
Industrials	16.4%
Information Technology	17.0%
Consumer Discretionary	21.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218316
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Permanence Portfolio
Class Name	C
Trading Symbol	MSHOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Permanence Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.95%
AssetsNet	$ 4,355,245
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,355,245
# of Portfolio Holdings	67
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.6%
Short-Term Investments	1.6%
Investment Companies	2.4%
Materials	3.1%
Energy	4.5%
Consumer Staples	4.6%
Real Estate	5.1%
Financials	9.2%
Health Care	14.3%
Industrials	16.4%
Information Technology	17.0%
Consumer Discretionary	21.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218317
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Permanence Portfolio
Class Name	I
Trading Symbol	MSHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Permanence Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 4,355,245
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,355,245
# of Portfolio Holdings	67
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.6%
Short-Term Investments	1.6%
Investment Companies	2.4%
Materials	3.1%
Energy	4.5%
Consumer Staples	4.6%
Real Estate	5.1%
Financials	9.2%
Health Care	14.3%
Industrials	16.4%
Information Technology	17.0%
Consumer Discretionary	21.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218314
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - Permanence Portfolio
Class Name	R6
Trading Symbol	MSHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Permanence Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 4,355,245
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,355,245
# of Portfolio Holdings	67
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.6%
Short-Term Investments	1.6%
Investment Companies	2.4%
Materials	3.1%
Energy	4.5%
Consumer Staples	4.6%
Real Estate	5.1%
Financials	9.2%
Health Care	14.3%
Industrials	16.4%
Information Technology	17.0%
Consumer Discretionary	21.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000230425
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio
Class Name	A
Trading Symbol	MAAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.10%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
AssetsNet	$ 4,650,517
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,650,517
# of Portfolio Holdings	27
Portfolio Turnover Rate	64%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.9%
Consumer Discretionary	1.3%
Health Care	2.8%
Real Estate	26.2%
Financials	68.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000230426
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio
Class Name	C
Trading Symbol	MABBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.85%
AssetsNet	$ 4,650,517
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,650,517
# of Portfolio Holdings	27
Portfolio Turnover Rate	64%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.9%
Consumer Discretionary	1.3%
Health Care	2.8%
Real Estate	26.2%
Financials	68.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000230427
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio
Class Name	I
Trading Symbol	MAAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 4,650,517
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,650,517
# of Portfolio Holdings	27
Portfolio Turnover Rate	64%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.9%
Consumer Discretionary	1.3%
Health Care	2.8%
Real Estate	26.2%
Financials	68.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000230424
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio
Class Name	R6
Trading Symbol	MABCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 4,650,517
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,650,517
# of Portfolio Holdings	27
Portfolio Turnover Rate	64%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.9%
Consumer Discretionary	1.3%
Health Care	2.8%
Real Estate	26.2%
Financials	68.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007739
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio
Class Name	A
Trading Symbol	MUSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
AssetsNet	$ 26,308,891
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$26,308,891
# of Portfolio Holdings	35
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Discretionary	1.0%
Short-Term Investments	1.1%
Health Care	1.3%
Real Estate	28.3%
Financials	68.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155888
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio
Class Name	C
Trading Symbol	MSURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%
AssetsNet	$ 26,308,891
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$26,308,891
# of Portfolio Holdings	35
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Discretionary	1.0%
Short-Term Investments	1.1%
Health Care	1.3%
Real Estate	28.3%
Financials	68.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007738
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio
Class Name	I
Trading Symbol	MSUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 26,308,891
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$26,308,891
# of Portfolio Holdings	35
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Discretionary	1.0%
Short-Term Investments	1.1%
Health Care	1.3%
Real Estate	28.3%
Financials	68.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198814
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio
Class Name	IR
Trading Symbol	MRETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 26,308,891
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$26,308,891
# of Portfolio Holdings	35
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Discretionary	1.0%
Short-Term Investments	1.1%
Health Care	1.3%
Real Estate	28.3%
Financials	68.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000104301
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio
Class Name	L
Trading Symbol	MSULX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$77	1.55%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.55%
AssetsNet	$ 26,308,891
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$26,308,891
# of Portfolio Holdings	35
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Discretionary	1.0%
Short-Term Investments	1.1%
Health Care	1.3%
Real Estate	28.3%
Financials	68.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126911
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio
Class Name	R6
Trading Symbol	MURSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 26,308,891
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$26,308,891
# of Portfolio Holdings	35
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Discretionary	1.0%
Short-Term Investments	1.1%
Health Care	1.3%
Real Estate	28.3%
Financials	68.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169221
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	A
Trading Symbol	MUOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.06%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.06%
AssetsNet	$ 313,599,618
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$313,599,618
# of Portfolio Holdings	35
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	1.0%
Utilities	1.0%
Short-Term Investments	1.2%
Energy	2.8%
Health Care	4.4%
Consumer Staples	7.9%
Industrials	8.2%
Consumer Discretionary	8.9%
Communication Services	9.4%
Financials	23.2%
Information Technology	32.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169222
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	C
Trading Symbol	MUOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.82%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.82%
AssetsNet	$ 313,599,618
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$313,599,618
# of Portfolio Holdings	35
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	1.0%
Utilities	1.0%
Short-Term Investments	1.2%
Energy	2.8%
Health Care	4.4%
Consumer Staples	7.9%
Industrials	8.2%
Consumer Discretionary	8.9%
Communication Services	9.4%
Financials	23.2%
Information Technology	32.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169220
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	I
Trading Symbol	MUOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.80%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%
AssetsNet	$ 313,599,618
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$313,599,618
# of Portfolio Holdings	35
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	1.0%
Utilities	1.0%
Short-Term Investments	1.2%
Energy	2.8%
Health Care	4.4%
Consumer Staples	7.9%
Industrials	8.2%
Consumer Discretionary	8.9%
Communication Services	9.4%
Financials	23.2%
Information Technology	32.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169223
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	R6
Trading Symbol	MUOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.75%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%
AssetsNet	$ 313,599,618
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$313,599,618
# of Portfolio Holdings	35
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	1.0%
Utilities	1.0%
Short-Term Investments	1.2%
Energy	2.8%
Health Care	4.4%
Consumer Staples	7.9%
Industrials	8.2%
Consumer Discretionary	8.9%
Communication Services	9.4%
Financials	23.2%
Information Technology	32.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000233003
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio
Class Name	A
Trading Symbol	MSVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.29%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.29%
AssetsNet	$ 2,131,220
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,131,220
# of Portfolio Holdings	39
Portfolio Turnover Rate	6%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	1.3%
Health Care Technology	5.0%
Health Care Providers & Services	7.7%
Short-Term Investments	9.4%
Health Care Equipment & Supplies	12.4%
Pharmaceuticals	15.5%
Life Sciences Tools & Services	18.7%
Biotechnology	30.0%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000233004
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio
Class Name	C
Trading Symbol	MSVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	2.04%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.04%
AssetsNet	$ 2,131,220
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,131,220
# of Portfolio Holdings	39
Portfolio Turnover Rate	6%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	1.3%
Health Care Technology	5.0%
Health Care Providers & Services	7.7%
Short-Term Investments	9.4%
Health Care Equipment & Supplies	12.4%
Pharmaceuticals	15.5%
Life Sciences Tools & Services	18.7%
Biotechnology	30.0%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000233002
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio
Class Name	I
Trading Symbol	MSVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.94%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.94%
AssetsNet	$ 2,131,220
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,131,220
# of Portfolio Holdings	39
Portfolio Turnover Rate	6%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	1.3%
Health Care Technology	5.0%
Health Care Providers & Services	7.7%
Short-Term Investments	9.4%
Health Care Equipment & Supplies	12.4%
Pharmaceuticals	15.5%
Life Sciences Tools & Services	18.7%
Biotechnology	30.0%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000233005
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio
Class Name	R6
Trading Symbol	MSVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
AssetsNet	$ 2,131,220
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,131,220
# of Portfolio Holdings	39
Portfolio Turnover Rate	6%

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	1.3%
Health Care Technology	5.0%
Health Care Providers & Services	7.7%
Short-Term Investments	9.4%
Health Care Equipment & Supplies	12.4%
Pharmaceuticals	15.5%
Life Sciences Tools & Services	18.7%
Biotechnology	30.0%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports